GOODWILL AND INTANGIBLE ASSETS (Schedule of Significant Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Carrying amount of goodwill	$ 12,591	$ 12,591
Discount rate applied (real pre-tax)	19.66%	19.98%
Excess value-in-use over carrying amount	$ 3,496	$ 7,915
EBITDA would need to decrease for an impairment to arise	18.15%	31.98%
Long-term growth rate	2.00%	2.00%